Description of business and basis of preparation of the consolidated financial statements - Intra group transactions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Non-current	€ 1,617		€ 1,464	€ 1,523
Other non-current financial assets	2,282		2,247	2,359
Non-current derivatives, assets	263		213	915
Current assets related to Orange Bank activities	3,075		3,275	3,336
Other current financial assets	2,748		2,686	1,617
Current derivatives, assets	139		34	57
Cash and cash equivalents	5,634		5,810	6,355	€ 4,469
Non-current liabilities related to Orange Bank activities	0		0	1
Non-current financial liabilities	26,749		26,293	28,908
Non-current derivatives liabilities	775		1,002	578
Current liabilities related to Orange Bank activities	4,835		4,941	4,507
Other current financial liabilities	7,270		6,030	4,616
Current derivatives liabilities	133		34	50
Elimination of intersegment amounts [member]
Disclosure of initial application of standards or interpretations [line items]
Other non-current financial assets	(27)
Non-current liabilities related to Orange Bank activities	(27)
Non-current financial liabilities	(27)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of initial application of standards or interpretations [line items]
Other non-current financial assets	2,309
Non-current derivatives, assets	263
Other current financial assets	2,748
Current derivatives, assets	122
Cash and cash equivalents	5,081		5,333	6,267	€ 4,469
Non-current financial liabilities	26,749
Non-current derivatives liabilities	712
Other current financial liabilities	7,270
Current derivatives liabilities	133
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current	1,617		1,464	1,523
Current assets related to Orange Bank activities	3,075		3,275	3,336
Current derivatives, assets	17
Cash and cash equivalents	553		477	88
Non-current liabilities related to Orange Bank activities	27
Non-current derivatives liabilities	63
Current liabilities related to Orange Bank activities	€ 4,835		4,941	€ 4,507
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current		€ 1,464	1,464
Other non-current financial assets		2,247	2,247
Non-current derivatives, assets		213
Current assets related to Orange Bank activities		3,269	€ 3,275
Other current financial assets		2,686
Current derivatives, assets		34
Cash and cash equivalents		5,810
Non-current financial liabilities		26,293
Non-current derivatives liabilities		1,002
Current liabilities related to Orange Bank activities		4,941
Other current financial liabilities		6,030
Current derivatives liabilities		34
Previously stated [member] | Elimination of intersegment amounts [member]
Disclosure of initial application of standards or interpretations [line items]
Other non-current financial assets		(27)
Current assets related to Orange Bank activities		(152)
Non-current liabilities related to Orange Bank activities		(27)
Other current financial liabilities		(152)
Previously stated [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of initial application of standards or interpretations [line items]
Other non-current financial assets		2,274
Non-current derivatives, assets		200
Other current financial assets		2,686
Current derivatives, assets		34
Cash and cash equivalents		5,333
Non-current financial liabilities		26,293
Non-current derivatives liabilities		929
Other current financial liabilities		6,182
Current derivatives liabilities		34
Previously stated [member] | Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current		1,464
Non-current derivatives, assets		13
Current assets related to Orange Bank activities		3,421
Cash and cash equivalents		477
Non-current liabilities related to Orange Bank activities		27
Non-current derivatives liabilities		73
Current liabilities related to Orange Bank activities		€ 4,941